Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,161,240)	$ 638,785
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,109,775	1,323,096
Impairment of advance to game developers	750,416	1,113,863
Impairment of prepaid royalties		278,747
Amortization of right-of-use asset	1,514,860	1,017,089
Gain from disposal of property, equipment and software		(3,211)
Foreign currency exchange gain	(139,961)	(65,249)
Deferred income tax expenses	705,348	(510,750)
Share-based compensation	1,913,692
Changes in operating assets and liabilities:
Accounts receivable, net	(247,360)	(352,211)
Prepaid expenses and other current assets, net	(261,481)	954,348
Advance to game developers, net	(6,193,386)	(211,492)
Prepaid royalties, net	(1,198,137)	(730,946)
Other non-current assets	(978,578)	15,369
Accounts payable	713,339	(494,929)
Accrued advertising expenses	3,498,413	1,966,414
Tax payable	173,365	(471,055)
Accrued expenses and other current liabilities	1,055,017	(711,989)
Operating lease liabilities	(1,604,380)	(1,134,783)
Amount due to related parties	(30,706)	(36,003)
Net cash (used in) provided by operating activities	(381,004)	2,585,143
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(604,817)	(188,774)
Proceeds from disposal of property and equipment		27,765
Investments in films and television programs	(112,494)	(107,648)
Investments in software	(2,101,942)
Advances to third-party loan		(410,000)
Net cash used in investing activities	(2,819,253)	(678,657)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholder’s contribution		27,848
Proceeds from issuance of shares - IPO	10,645,000
Deferred offering cost		(667,720)
Net cash provided by (used in) financing activities	10,645,000	(639,872)
Effect of exchange rate changes	(186,332)	(658,886)
Net change in cash, cash equivalents and restricted cash	7,258,411	607,728
Cash, cash equivalents and restricted cash, beginning of the period	12,369,250	14,594,265
Cash, cash equivalents and restricted cash, end of the period	19,627,661	15,201,993
Cash, cash equivalents and restricted cash, end of the period	19,627,661	15,201,993
Less: restricted cash, end of the period	129,741	129,127
Cash and cash equivalents, end of the period	19,497,920	15,072,866
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax		264,574
Cash paid for operating leases	1,450,936	1,174,328
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	2,282,775	1,126,466
Offering costs charged against additional paid-in capital	$ 1,107,209